UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                      Short Hills, NJ      2/14/03
    -------------------------------   ---------------     ---------
            [Signature]                [City, State]        Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                            ---

Form 13F Information Table Entry Total:                      53
                                                             --

Form 13F Information Table Value Total:               $ 202,211
                                                     ----------
                                                     (thousands)

List of Other Included Managers  NONE


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                                    TITLE OF                 VALUE    SHRS OR    SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
           NAME OF ISSUER            CLASS        CUSIP     (x$1000)  PRN AMT    PRN CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
           --------------           --------    ---------   --------  -------    --- ----  ----------   --------  ----  ------  ----
White Mountains Insurance Group Ltd. COM        G9618E107     2,972     9,200     SH           SOLE                9,200
Alderwoods Group Inc.                COM        014383103       890   187,869     SH           SOLE              187,869
Alleghany Corp. DEL                  COM        017175100     2,752    15,503     SH           SOLE               15,503
Arch Wireless, Inc.                  COM        039392600       679    331456     SH           SOLE               331456
Atwood Oceanics, Inc.                COM        050095108     2,336    77,600     SH           SOLE               77,600
Beverly Enterprises Inc.             COM NEW    087851309     4,329 1,519,000     SH           SOLE             1,519,000
Bristol-Myers Squibb Co.             COM        110122108     4,630   200,000     SH           SOLE              200,000
CIT Group Inc.                       COM        125581108    14,210   725,000     SH           SOLE              725,000
Canada Life Financial Corp.          COM        135113108     2,551   100,000     SH           SOLE              100,000
Charming Shoppes, Inc.               COM        161133103     1,254   300,000     SH           SOLE              300,000
City Investing Co. Liquidating       Unit Ben
  Trust                                In1      77900107        689   362,600     SH           SOLE              362,600
Devon Energy Corp. New               COM        25179M103     4,590   100,000     SH           SOLE              100,000
Dillards Inc. - Class A              COM        254067101     1,586   100,000     SH           SOLE              100,000
Edison International                 COM        281020107     1,185   100,000     SH           SOLE              100,000
Enstar Group Inc.                    COM        29358R107     3,061   102,715     SH           SOLE              102,715
Federated Department Stores, Inc.
  DEL                                COM        31410H101     5,752   200,000     SH           SOLE              200,000
Florida East Coast Industries Inc.   CL A       340632108     2,288    98,600     SH           SOLE               98,600
Florida East Coast Industries Inc.   CL B       340632207     6,711   304,100     SH           SOLE              304,100
Foot Locker, Inc.                    COM        344849104     2,625   250,000     SH           SOLE              250,000
Gaylord Entertainment Co. New        COM        367905106       515    25,000     SH           SOLE               25,000
Gencorp Inc.                         COM        368682100     2,439   308,000     SH           SOLE              308,000
Grant Prideco, Inc.                  COM        38821G101     1,746   150,000     SH           SOLE              150,000
Grupo TMM SA DE CV                   SP ADR A
                                       SHS      40051D105     1,030   200,000     SH           SOLE              200,000
Harris Corp.                         COM        413875105       658    25,000     SH           SOLE               25,000
Helmerich & Payne Inc.               COM        423452101    16,048   575,000     SH           SOLE              575,000
Honeywell International Inc.         COM        438516106     8,088   337,000     SH           SOLE              337,000
Huttig Building Products, Inc.       COM        448451104     1,089   382,000     SH           SOLE              382,000
International Specialty Products,
  Inc., New                          COM        460337108     1,391   136,200     SH           SOLE              136,200
Kindred Healthcare, Inc.             COM        494580103     3,655   201,375     SH           SOLE              201,375
Knight Ridder Inc.                   COM        499040103    12,650   200,000     SH           SOLE              200,000
Knight Trading Group Inc.            COM        499063105     1,198   250,000     SH           SOLE              250,000
Koger Equity Inc.                    COM        500228101     1,399    89,700     SH           SOLE               89,700
Liberty Corp. S C                    COM        530370105     3,019    77,800     SH           SOLE               77,800
Liberty Media Corp. New              COM SER A  530718105     9,834 1,100,000     SH           SOLE             1,100,000
Medallion Financial Corp.            COM        583928106     1,009   258,600     SH           SOLE              258,600
NUI Corp                             COM        629431107       777    45,000     SH           SOLE               45,000
Nashua Corporation                   COM        631226107     1,415   161,200     SH           SOLE              161,200
Newhall Land & Farming Co. CAL     Depositary
                                    Receipts    651426108     5,319   185,000     SH           SOLE              185,000
PG&E Corporation                     COM        69331C108     2,085   150,000     SH           SOLE              150,000
PNC Financial Services Group Inc.    COM        693475105     8,380   200,000     SH           SOLE              200,000
PerkinElmer, Inc.                    COM        714046109     1,650   200,000     SH           SOLE              200,000
Premcor Inc.                         COM        74045Q104     3,130   140,800     SH           SOLE              140,800
Saxon Capital Inc.                   COM        80556P302     6,630   530,000     SH           SOLE              530,000
Schering-Plough Corp.                COM        806605101     1,943    87,500     SH           SOLE               87,500
Sears Roebuck & Co.                  COM        812387108     1,198    50,000     SH           SOLE               50,000
Sotheby's Holdings, Inc.             CL A       835898107     1,739   193,200     SH           SOLE              193,200
Southern Union Company New           COM        844030106     5,833   353,486     SH           SOLE              353,486
Southwest Gas Corp.                  COM        844895102     2,139    91,200     SH           SOLE               91,200
Sun Healthcare Group                 COM        866933401        75    54,034     SH           SOLE               54,034
TYCO International Ltd. New          COM        902124106    12,810   750,000     SH           SOLE              750,000
United Industrial Corp.              COM        910671106     2,000   125,000     SH           SOLE              125,000
Ventas Inc.                          COM        92276F100     3,721   325,000     SH           SOLE              325,000
Washington Post Company              CL B       939640108    10,509    14,240     SH           SOLE               14,240
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